Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Long-term debt		$ 340,447	$ 403,254
IBERIABANK
Debt Instrument
Long-term debt		$ 220,337	$ 291,392
IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
FHLB advance amortization period (in years, minimum)		2 years 6 months
FHLB advance amortization period (in years, maximum)		20 years
Weighted average advance rate on FHLB advances		3.79%	3.24%
Long-term debt		$ 136,628	$ 210,549
IBERIABANK | Federal Home Loan Bank Notes | Blanket Floating Lien
Debt Instrument
Additional advances available from FHLB		4,600,000
IBERIABANK | Federal Home Loan Bank Notes | Pledge of Investment Securities
Debt Instrument
Additional advances available from FHLB		1,200,000
IBERIABANK Corporation | Junior Subordinated Debt
Debt Instrument
Long-term debt		$ 120,110	$ 111,862
Debt Instrument term (in years)		30 years
Earliest call date after issue (in years)		5 years
Earliest interest payment deferral date (in years or 20 consecutive quarters)		5 years
Percent of subordinate debt excluded from Tier 1 regulatory capital requirements, Percentage		75.00%
Forecast | IBERIABANK Corporation | Junior Subordinated Debt
Debt Instrument
Percent of subordinate debt excluded from Tier 1 regulatory capital requirements, Percentage	25.00%